Equity - Summary of Accumulated Other Comprehensive Income (Loss) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income - beginning of year	$ 244	$ 450
IFRS 9 transition adjustment on January 1, 2018 (Note 32(c))	(34)
Unrealized loss on marketable equity and debt securities (2017 - available-for-sale financial assets) (net of taxes of $1 and $1)	(10)
Realized gain on marketable equity and debt securities (net of taxes of $nil and $nil)	1
Other comprehensive income net of tax marketable equity and debt securities (2017 - Available-for-sale financial assets)	(9)	(10)
Share of other comprehensive loss of associates and joint ventures		(1)
Remeasurements of retirement benefit plans (net of taxes of $(2) and $(55))	8	129
Total other comprehensive income (loss)	382	(77)
Less remeasurements of retirement benefit plans recorded in retained earnings	(8)	(129)
Accumulated other comprehensive income - end of year	584	244
Available-for-sale financial assets [member]
Disclosure of analysis of other comprehensive income by item [line items]
Unrealized loss on marketable equity and debt securities (2017 - available-for-sale financial assets) (net of taxes of $1 and $1)		(4)
Realized loss on available-for-sale financial assets reclassified to profit (net of taxes of $nil and $1)		(6)
Currency translation differences [member]
Disclosure of analysis of other comprehensive income by item [line items]
Unrealized gains (losses) on translation of foreign subsidiaries	638	(536)
Foreign exchange differences on debt designated as a hedge of our investment in foreign subsidiaries (net of taxes of $40 and $(46))	(255)	341
Other comprehensive income net of tax exchange differences on translation	$ 383	$ (195)